Short-Term Brorrowings (Summary of Short-Term Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal Funds Purchased [Member]
Short Term Debt [Line Items]
Average balance	$ 1,101,910,000	$ 1,263,792,000	$ 1,548,020,000
Year-end balance	1,037,052,000	1,042,633,000	1,351,023,000
Maximum month-end outstanding	$ 1,247,295,000	$ 1,429,319,000	$ 1,700,172,000
Average rate for the year	0.25%	0.25%	0.25%
Average rate at year-end	0.25%	0.25%	0.25%
Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Average balance	$ 447,801,000	$ 487,923,000	$ 380,871,000
Year-end balance	562,214,000	442,789,000	555,438,000
Maximum month-end outstanding	$ 562,214,000	$ 618,643,000	$ 555,438,000
Average rate for the year	0.08%	0.14%	0.18%
Average rate at year-end	0.06%	0.10%	0.15%
Trading Liabilities [Member]
Short Term Debt [Line Items]
Average balance	$ 633,867,000	$ 665,095,000	$ 589,461,000
Year-end balance	594,314,000	368,348,000	564,429,000
Maximum month-end outstanding	$ 718,767,000	$ 895,844,000	$ 808,139,000
Average rate for the year	2.43%	2.05%	1.77%
Average rate at year-end	2.60%	2.46%	1.88%
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Average balance	$ 531,984,000	$ 299,288,000	$ 450,690,000
Year-end balance	157,218,000	181,146,000	441,201,000
Maximum month-end outstanding	$ 1,829,141,000	$ 1,057,412,000	$ 1,270,180,000
Average rate for the year	0.30%	0.27%	0.15%
Average rate at year-end	0.56%	0.43%	0.25%